SHAREHOLDER'S EQUITY - Warrants - Additional Information (Detail) - $ / shares	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Class of Warrant or Right [Line Items]
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants expiration term	5 years	5 years
Warrants exercisable for cash		0
Threshold period for filing registration statement after business combination	15 days	15 days
Threshold period for filing registration statement within number of days of business combination	60 days	60 days
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Closing price of share for threshold consecutive trading days	30 days
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value	180.00%	180.00%
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00 [Member]
Class of Warrant or Right [Line Items]
Redemption price per warrant	$ 0.01	$ 0.01
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days	30 days
Closing price of share for threshold consecutive trading days	20 days	20 days
Share Price	$ 18.00	$ 18.00
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00 [Member]
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants	10.00	10.00
Redemption price per warrant	$ 0.10	$ 0.10
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days	30 days
Share Price	$ 18.00	$ 18.00